UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -------------

Check here if Amendment |_| ; Amendment Number:
                                                ----
    This Amendment (Check only one): |_|   is a restatement.
                                     |_|   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    First United Bank & Trust
         -------------------------------
Address: 19 South Second Street
         -------------------------------
         Oakland, Maryland 21550
         -------------------------------

Form 13F File Number:  28-10455
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eugene D. Helbig, Jr.
         -------------------------------
Title:   Senior Trust Officer
         -------------------------------
Phone:   301-533-2360
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Eugene D. Helbig, Jr.       Oakland, Maryland         July 25, 2009
-------------------------       -----------------         -------------
       Signature                   City, State                 Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                               -----------

Form 13F Information Table Entry Total:                                 69
                                                               -----------

Form 13F Information Table Value Total:                            $57,323
                                                               -----------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  None

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                  VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER
        NAME OF ISSUER                CLASS        CUSIP     (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
------------------------------------------------ ----------  --------  -------  ---  ----  -------  --------  -------  ------  ----
ACCENTURE LTD                                    G1150G111      868     25935   SH           SOLE              25935     0      0
NABORS INDUSTRIES                                G6359F103      198     12690   SH           SOLE              12690     0      0
AT&T INC                                COM      00206R102      366     14735   SH           SOLE              14735     0      0
ABBOTT LABS                             COM        2824100      540     11485   SH           SOLE              11485     0      0
BP AMOCO P L C                     SPONSORED ADR  55622104      307      6437   SH           SOLE               6437     0      0
BANK OF AMERICA CORP                              60505104      705     53412   SH           SOLE              53412     0      0
BECTON DICKINSON AND COMPANY                      75887109      295      4131   SH           SOLE               4131     0      0
BRISTOL MYERS SQUIBB CO                 COM      110122108      850     41894   SH           SOLE              41894     0      0
CSX CORP                                COM      126408103      340      9815   SH           SOLE               9815     0      0
CHEVRONTEXACO                                    166764100      474      7160   SH           SOLE               7160     0      0
CISCO SYS INC                           COM      17275R102      756     40569   SH           SOLE              40569     0      0
COCA COLA CO                            COM      191216100      414      8620   SH           SOLE               8620     0      0
CONOCOPHILLIPS                                   20825C104      253      6015   SH           SOLE               6015     0      0
DUFF & PHELPS UTILS INCOME I            COM      23325P104       92     11557   SH           SOLE              11557     0      0
DANAHER CORP DEL                        COM      235851102     1283     20780   SH           SOLE              20780     0      0
UIT DIAMONDS TR SER 1                            252787106     1501     17737   SH           SOLE              17737     0      0
DISNEY WALT CO                       COM DISNEY  254687106      391     16781   SH           SOLE              16781     0      0
DOMINION NEW RES INC VA NEW                      25746U109     1166     34888   SH           SOLE              34888     0      0
DU PONT E I DE NEMOURS & CO             COM      263534109      325     12697   SH           SOLE              12697     0      0
DUKE ENERGY CORP                        COM      26441C105      167     11422   SH           SOLE              11422     0      0
EXELON CORP                                      30161N101      216      4223   SH           SOLE               4223     0      0
EXXON MOBIL CORP                        COM      30231G102     2899     41475   SH           SOLE              41475     0      0
FIRST UNITED CORPORATION                         33741H107     3564    316763   SH           SOLE             313763  3000      0
GENERAL ELEC CO                         COM      369604103      441     37664   SH           SOLE              37664     0      0
GRAINGER W W INC                                 384802104      409      4990   SH           SOLE               4990     0      0
INTERNATIONAL BUSINESS MACHS            COM      459200101     1132     10838   SH           SOLE              10838     0      0
ISHARES DOW JONES TRANSPORT              A       464287192      265      4550   SH           SOLE               4550     0      0
ISHARES TRUST MSCI EMERGIN                       464287234      929     28829   SH           SOLE              28829     0      0
ISHARES MSCI EAFE INDEX FUND                     464287465     1092     23835   SH           SOLE              23835     0      0
ISHARE RUSSELL MID CAP VALUE                     464287473     2174     75044   SH           SOLE              75044     0      0
ISHARE RUSELL MID CAP GROWTH                     464287481      834     22884   SH           SOLE              22884     0      0
ISHARES RUSSELL 1000 VAL INDEX FD                464287598      705     14814   SH           SOLE              14814     0      0
ISHARES RUSSELL 1000 GROWTH INDEX
   FD                                            464287614     2382     58061   SH           SOLE              58061     0      0
ISHARES RUSSELL 2000 VALUE                       464287630      817     17553   SH           SOLE              17553     0      0
ISHARES TR RUSSELL 2000 GROWTH
   INDEX FD                                      464287648     1183     20871   SH           SOLE              20871     0      0
ISHARES-TECHNOLOGY                               464287721      985     22145   SH           SOLE              22145     0      0
ISHARES - HEALTH                                 464287762      903     16680   SH           SOLE              16680     0      0
JOHNSON & JOHNSON                       COM      478160104     1458     25672   SH           SOLE              25672     0      0
KOHL'S CORP (WISCONSIN)                          500255104     1068     24975   SH           SOLE              24975     0      0
L-3 COMMUNICATIONS HLDGS INC            COM      502424104     1049     15115   SH           SOLE              15115     0      0
LOWES COS INC                           COM      548661107      577     29740   SH           SOLE              29740     0      0
M & T BANK CORP                                  55261F104      561     11013   SH           SOLE              11013     0      0
MCDONALDS CORP                          COM      580135101      375      6525   SH           SOLE               6525     0      0
MEADWESTVACO CORP                                583334107      181     11064   SH           SOLE              11064     0      0
METLIFE, INC.                                    59156R108      251      8381   SH           SOLE               8381     0      0
MICROSOFT CORP                          COM      594918104      388     16331   SH           SOLE              16331     0      0
NATIONAL OILWELL VARCO INC                       637071101      323      9902   SH           SOLE               9902     0      0
NUVEEN INSD TAX-FREE ADVANTAGE
   MUN FD                               COM      670657105      170     13333                SOLE              13333     0      0
OCCIDENTAL PETE CORP DEL                COM      674599105      422      6419   SH           SOLE               6419     0      0
PEPSICO INC                             COM      713448108     1481     26960   SH           SOLE              26960     0      0
POWERSHARE QQQ TR                                73935A104     2333     64123   SH           SOLE              64123     0      0
POWERSHARES WATER RESOURCE               P       73935X575      372     25300   SH           SOLE              25300     0      0
POWERSHARES OIL SERVICES                         73935X625      578     42440   SH           SOLE              42440     0      0
PRAXAIR INC                             COM      74005P104      729     10259   SH           SOLE              10259     0      0
PRICE T ROWE GROUP INC                           74144T108      542     13000   SH           SOLE              13000     0      0
PROCTER & GAMBLE CO                     COM      742718109      527     10321   SH           SOLE              10321     0      0
RYDEX ETF TR S&P 500 EQUAL
   WEIGHTED INDEX FD                             78355W106     1336     43385   SH           SOLE              43385     0      0
SPDR TRUST UNIT                                  78462F103     5228     56862   SH           SOLE              56862     0      0
SCHLUMBERGER LTD                        COM      806857108      612     11303   SH           SOLE              11303     0      0
SPDR-BASIC MATERIALS                             81369Y100      339     13162   SH           SOLE              13162     0      0
SPDR - CONSUMER STAPLES                          81369Y308      589     25622   SH           SOLE              25622     0      0
SPDR-ENERGY                                      81369Y506      534     11116   SH           SOLE              11116     0      0
S&P FINANCIAL SELECT SECTOR
   SPDRFUND                                      81369Y605      186     15550   SH           SOLE              15550     0      0
SPDR-INDUSTRIAL                                  81369Y704      433     19714   SH           SOLE              19714     0      0
STATE ST CORP                                    857477103      587     12430   SH           SOLE              12430     0      0
STRYKER CORP                            COM      863667101      247      6215   SH           SOLE               6215     0      0
TARGET CORP                                      87612E106      228      5786   SH           SOLE               5786     0      0
VERIZON COMMUNICATIONS                           92343V104     1136     36968   SH           SOLE              36968     0      0
WAL MART STORES INC                     COM      931142103      262      5402   SH           SOLE               5402     0      0

GRAND TOTALS                                                  57323   1724367                                1721367  3000      0
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